RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Long term loans - related party	$ 773,950	$ 834,950
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Long term loans - related party	770,155	831,155
Bequtiful Jade Ltd [Member]
Related Party Transaction [Line Items]
Long term loans - related party	$ 3,795	$ 3,795